Income Attributable to Investments in Other Companies (Tables)	12 Months Ended
Dec. 31, 2022
Income Attributable to Investments in Other Companies [Abstract]
Schedule of income obtained from investments
		2022	2021	2020
Company	Shareholder	MCh$	MCh$	MCh$
Associates
Transbank S.A.	Banco de Chile	6,809	(3,254)	(4,360)
Centro de Compensación Automatizado S.A.	Banco de Chile	1,567	876	603
Administrador Financiero del Transantiago S.A.	Banco de Chile	804	385	389
Redbanc S.A.	Banco de Chile	652	539	(242)
Sociedad Interbancaria de Depósitos de Valores S.A.	Banco de Chile	404	315	276
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	140	58	29
Sociedad Imerc OTC S.A.	Banco de Chile	108	32	(24)
Sociedad Operadora de Tarjetas de Crédito Nexus S.A.	Banco de Chile	—	1,405	(2,682)
Subtotal Associates		10,484	356	(6,011)

Joint Ventures
Servipag Ltda.	Banco de Chile	1,866	831	359
Artikos Chile S.A.	Banco de Chile	681	606	553
Subtotal Joint Ventures		2,547	1,437	912

Total		13,031	1,793	(5,099)